Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Risk Management and Strategy
Our company recognizes the importance of safeguarding the security of the computer systems, software, networks, and other technology assets used in our business, both ashore and onboard our vessels.
Our manager, Stealth Maritime, has implemented processes for identifying, assessing, and mitigating cybersecurity risks and, as part of an Enterprise Risk Management, or ERM, process, our manager has implemented a cybersecurity risk management program that is informed by recognized industry standards and frameworks and incorporates elements of the same.
Our manager’s cybersecurity risk management program incorporates a number of components, including, but not limited to, information security policies and operating procedures, periodic information security risk assessments and other vulnerability analyses, and ongoing monitoring of critical risks from cybersecurity threats using automated tools.
Additionally, our manager has implemented a process to conduct cybersecurity awareness training for employees during onboarding and, thereafter, throughout the year, and conducts regular phishing simulations in an effort to raise awareness of spoofed or manipulated electronic communications and other cybersecurity threats.
Our manager maintains a Cybersecurity Incident Response Plan, which is designed to guide responses to cyber incidents, including to mitigate and contain any potential cybersecurity incidents that could affect its systems, network, or data. The Cybersecurity Incident Response Plan identifies the individuals responsible for developing, maintaining, and following procedures related to cybersecurity incident response, including escalation protocols.
As part of our manager’s cybersecurity risk management program, all processes around third-party vendor risk management are maintained, including a framework for managing third-party information security risks.
Governance
Our Board of Directors has ultimate responsibility for the oversight of cybersecurity risks and responses to cybersecurity incidents, should they arise. The Board of Directors is informed periodically regarding the status of initiatives to further reduce cybersecurity risk by our Manager’s IT function and other functions as needed.
The
 key individuals responsible for the overall assessment and
day-to-day
management of material risks from cybersecurity threats include the head of Information Technology and chief executive officer at our manager Stealth Maritime. Our manager’s current head of IT possesses over 26 years of experience with information technology and cybersecurity risk management programs.

Our manager’s chief executive officer alongside our senior management, provide quarterly reports to the Board of Directors covering cybersecurity and other information technology risks affecting us. These reports may include reviewing our manager’s current infrastructure and the status of key cybersecurity initiatives, including the status of ongoing mitigation efforts, providing insights into the latest cybersecurity threats, and discussing any recent security incidents impacting similarly-situated companies. In the event of a cybersecurity incident, we have implemented a process in which our Chief Executive Officer would report such incident to our board of directors if the incident is determined to present critical risk to us.
Although risks from cybersecurity threats have not to date materially affected us, our business strategy, results of operations or financial condition, we may, from time to time, experience threats to and security incidents related to the data and systems used in our business. See “Item 3.D. Risk Factors —Relating to Our Industry— A cyber-attack could materially disrupt our business”.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]
Governance
Our Board of Directors has ultimate responsibility for the oversight of cybersecurity risks and responses to cybersecurity incidents, should they arise. The Board of Directors is informed periodically regarding the status of initiatives to further reduce cybersecurity risk by our Manager’s IT function and other functions as needed.
The
 key individuals responsible for the overall assessment and
day-to-day
management of material risks from cybersecurity threats include the head of Information Technology and chief executive officer at our manager Stealth Maritime. Our manager’s current head of IT possesses over 26 years of experience with information technology and cybersecurity risk management programs.

Our manager’s chief executive officer alongside our senior management, provide quarterly reports to the Board of Directors covering cybersecurity and other information technology risks affecting us. These reports may include reviewing our manager’s current infrastructure and the status of key cybersecurity initiatives, including the status of ongoing mitigation efforts, providing insights into the latest cybersecurity threats, and discussing any recent security incidents impacting similarly-situated companies. In the event of a cybersecurity incident, we have implemented a process in which our Chief Executive Officer would report such incident to our board of directors if the incident is determined to present critical risk to us.
Although risks from cybersecurity threats have not to date materially affected us, our business strategy, results of operations or financial condition, we may, from time to time, experience threats to and security incidents related to the data and systems used in our business. See “Item 3.D. Risk Factors —Relating to Our Industry— A cyber-attack could materially disrupt our business”.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Board of Directors has ultimate responsibility for the oversight of cybersecurity risks and responses to cybersecurity incidents, should they arise. The Board of Directors is informed periodically regarding the status of initiatives to further reduce cybersecurity risk by our Manager’s IT function and other functions as needed.